Effects of changes in currency exchange rate (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Non-current assets [abstract]
Other financial assets	$ 3,325,079	$ 1,918,191
Trade and other non-current receivables	3,363,123	3,974,395
Other non-financial assets	5,007,150	4,644,827
Accounts receivable from related parties	190,865	258,471
Investments accounted for using equity method	142,017,781	99,270,280		$ 64,404,946
Intangible assets other than goodwill	118,964,142	77,032,480		77,934,155
Goodwill	123,044,901	94,617,474	$ 96,926,551
Property, plant and equipment (net)	1,021,266,631	917,913,428		904,104,722
Investment property	8,715,956	5,825,359		$ 6,253,827
Deferred tax assets	37,691,088	40,351,329
Current tax assets, non-current	1,270,941	1,316,300
Total non-current assets	1,464,857,657	1,247,122,534
Unidades de Fomento [Member]
Non-current assets [abstract]
Other financial assets	3,325,079	1,918,191
Trade and other non-current receivables	1,283,676	2,452,475
Accounts receivable from related parties	190,865	258,471
Total non-current assets	4,799,620	4,629,137
Euros [Member]
Non-current assets [abstract]
Other financial assets	0	94,776
Total non-current assets	0	94,776
Chilean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	88,306	190,015
Other non-financial assets	4,278,605	3,493,654
Investments accounted for using equity method	19,407,798	26,782,445
Intangible assets other than goodwill	67,739,510	65,914,305
Goodwill	75,577,909	76,119,432
Property, plant and equipment (net)	830,151,351	808,313,408
Investment property	4,332,690	4,862,410
Deferred tax assets	32,989,545	36,530,783
Current tax assets, non-current	1,172,749	1,173,281
Total non-current assets	1,035,738,463	1,023,379,733
Argentinean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	1,804,963	1,331,905
Other non-financial assets	540,495	472,141
Investments accounted for using equity method	578,154	358,962
Intangible assets other than goodwill	37,960,927	4,385,112
Goodwill	24,889,792	5,381,779
Property, plant and equipment (net)	142,669,147	78,183,157
Investment property	4,383,266	962,949
Deferred tax assets	2,955,530	3,601,765
Current tax assets, non-current	98,192	143,019
Total non-current assets	215,880,466	94,820,789
Paraguayan Guarani [Member]
Non-current assets [abstract]
Trade and other non-current receivables	186,178	0
Other non-financial assets	14,357	14,742
Intangible assets other than goodwill	3,848,057	3,757,467
Goodwill	278,896	263,110
Property, plant and equipment (net)	18,030,887	16,580,995
Deferred tax assets	47,456	38,020
Total non-current assets	22,405,831	20,654,334
US Dollar [Member]
Non-current assets [abstract]
Other non-financial assets	173,693	664,290
Investments accounted for using equity method	122,031,829	72,128,873
Goodwill	22,298,304	12,853,153
Property, plant and equipment (net)	0	1,681
Total non-current assets	144,503,826	85,647,997
Uruguayan Peso [Member]
Non-current assets [abstract]
Intangible assets other than goodwill	2,912,675	2,975,596
Property, plant and equipment (net)	14,890,634	14,739,411
Deferred tax assets	223,831	180,761
Total non-current assets	18,027,140	17,895,768
Bolivianboliviano [Member]
Non-current assets [abstract]
Intangible assets other than goodwill	6,502,973	0
Property, plant and equipment (net)	15,524,612	0
Deferred tax assets	1,474,726	0
Total non-current assets	$ 23,502,311	$ 0